Income Taxes - Activity In Valuation Allowances (Detail) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Millions		12 Months Ended
	Dec. 29, 2013	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 4.6	$ 4.6	$ 4.6
Decrease in valuation allowance	0.0	(0.4)	0.0
Ending balance	4.6	$ 4.2	$ 4.6	$ 4.6
Predecessor
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 5.5			5.0
Increase in valuation allowance				0.9
Decrease in valuation allowance				(0.4)
Ending balance				$ 5.5